Report Of The Directors Financial Review Risk Report - Maximum exposure to credit risk - 2017 (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	$ 2,722,039	$ 3,077,500
Offset	(245,628)	(244,240)
Net	2,476,411	2,833,260
On Balance Sheet Risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,847,288	2,305,592
Offset	(245,628)	(244,240)
Net	1,601,660	2,061,352
On Balance Sheet Risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	207,825	219,818
Offset	(194,306)	(204,829)
Net	13,519	14,989
On Balance Sheet Risk | Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	981,696	962,964
Offset	(29,534)	(35,414)
Net	952,162	927,550
On Balance Sheet Risk | Loans and advances to banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	72,167	90,393
Offset	0	(273)
Net	72,167	90,120
On Balance Sheet Risk | Reverse repurchase agreements – non-trading
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	242,804	201,553
Offset	(21,788)	(3,724)
Net	221,016	197,829
On Balance Sheet Risk | – personal | Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	391,390	374,762
Offset	(3,679)	(2,946)
Net	387,711	371,816
On Balance Sheet Risk | – corporate and commercial | Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	529,025	516,754
Offset	(23,421)	(29,459)
Net	505,604	487,295
On Balance Sheet Risk | – non-bank financial institutions | Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Maximum exposure		71,448
Offset		(3,009)
Net		68,439
Off Balance Sheet Risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	874,751	771,908
Offset	0	0
Net	874,751	771,908
Off Balance Sheet Risk | Financial guarantees
Disclosure of detailed information about financial instruments [line items]
Maximum exposure		41,422
Offset		0
Net		41,422
Off Balance Sheet Risk | Loan and other credit-related commitments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	779,941	730,486
Offset	0	0
Net	$ 779,941	$ 730,486